Financial debt	6 Months Ended
Jun. 30, 2021
Financial debt
Financial debt

5) Financial debt

The Company has not issued any new senior bond during the first six months of 2021.

The Company reimbursed two senior bonds during the first six months of 2021:

-Bond 4.125% issued in 2011 and maturing in January 2021 (USD 500 million)

-Bond 2.750% issued in 2014 and maturing in June 2021 (USD 1,000 million).

On April 2, 2020, the Company put in place a committed syndicated credit line with banking counterparties for an initial amount of USD 6,350 million and with a 12-month tenor (with the option to extend its maturity twice by a further 6 months at TotalEnergies’ hand).

On April 1, 2021, the Company reimbursed in full the balance of this committed syndicated credit line for an amount of USD 2,646 million.